Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Cash flows from operating activities
Profit before income tax expenses	$ 519	¥ 84,294	¥ 49,225	¥ 231,602
Adjustments for:
(Gain) loss on lease modification or termination	9	1,525	(10,239)	(102)
Share of loss (profit) of investments in an associate	(123)	(20,071)	(13,963)	1,061
Gain on derecognition of right-of-use assets	(952)	(154,742)	(170,413)	(8,212)
Gain on disposal of a subsidiary				(94,000)
Gain on disposal of investments in an associate	(2,371)	(385,517)
Loss (gain) on disposal of property and equipment	(1,644)	(267,379)	33,950	1,237
Depreciation expense of property and equipment	412	67,018	69,753	66,610
Depreciation expense of right-of-use assets	1,210	196,825	155,624	192,686
Finance costs	114	18,459	21,965	21,607
(Reversal of) allowance for expected credit losses	922	149,852	26,706	(878)
Fair value change on financial assets at fair value through profit of loss	241	39,180
Changes in assets and liabilities:
Accounts receivable	(1,552)	(252,322)	(396,423)	(187,362)
Inventories	(8)	(1,311)	(14,966)	10
Other current assets	(1,108)	(180,207)	(49,001)	(9)
Asset retirement obligation	(2)	(386)	(3,047)
Accounts and other payables	(112)	(18,282)	138,109	24,402
Contract liabilities	20	3,235	95	(50,163)
Income tax payable	666	108,273	(11,578)	(9,501)
Cash generated from (used in) operations	(3,759)	(611,556)	(174,203)	188,988
Interest paid	(114)	(18,459)	(21,965)	(21,607)
Income tax paid	(194)	(31,485)	(1,316)	(24,466)
Net cash generated from (used in) operating activities	(4,067)	(661,500)	(197,484)	142,915
Cash flows from investing activities
Purchase of property and equipment	(302)	(49,095)	(46,077)	(98,489)
Receipt of the principal portion of net investments in subleases	2,293	372,941	349,335	113,367
Proceeds from disposal of a subsidiary				100,000
Proceeds from disposal of investments in an associate	2,460	400,000
Purchase of financial assets	(861)	(140,000)
Net proceeds from disposal of property and equipment	5,608	911,876
Investment in term deposit	(852)	(138,463)	(1,800)
Net cash generated from investing activities	8,346	1,357,259	301,458	114,878
Cash flows from financing activities
Proceeds from bank and other borrowings	299	48,583	386,000	191,421
Repayments of bank and other borrowings	(3,602)	(585,663)	(413,140)	(170,879)
Capital contribution from the shareholder			379,364	30,000
Proceeds from IPO	3,996	649,837
Distribution to shareholders	(1,640)	(266,704)
Principal elements of operating lease payments	(2,467)	(401,218)	(324,646)	(279,854)
Principal elements of finance lease payments	(33)	(5,356)	(4,787)	(3,892)
Payment of deferred offering costs	(178)	(28,932)	(207,471)
Net cash used in financing activities	(3,625)	(589,453)	(184,680)	(233,204)
Net increase (decrease) in cash and cash equivalents	654	106,306	(80,706)	24,589
Cash and cash equivalents at beginning of period	82	13,348	94,054	69,465
Cash and cash equivalents at end of period	$ 736	119,654	13,348	94,054
Bank and other borrowings, balance		882,841	909,981	889,439
Bank and other borrowings, cash changes		(545,840)	(39,611)	12,459
Bank and other borrowings, additions
Bank and other borrowings, finance cost		8,760	12,471	8,083
Bank and other borrowings, others
Bank and other borrowings, balance		345,761	882,841	909,981
Operating lease liabilities, balance		1,112,590	1,397,835	1,485,854
Operating lease liabilities, cash changes		(410,755)	(333,966)	(293,116)
Operating lease liabilities, additions		307,152	699,635	211,103
Operating lease liabilities, finance cost		9,537	9,320	13,262
Operating lease liabilities, others		(17,942)	(660,234)	(19,268)
Operating lease liabilities		1,000,582	1,112,590	1,397,835
Finance lease liabilities, balance		18,513	17,686	12,587
Finance lease liabilities, cash changes		(5,516)	(4,958)	(4,011)
Finance lease liabilities, additions		137	5,614	8,991
Finance lease liabilities, finance cost		160	171	119
Finance lease liabilities, others
Finance lease liabilities		13,294	18,513	17,686
Total, balance		2,013,944	2,325,502	2,387,880
Total, cash changes		(962,111)	(378,535)	(284,668)
Total, additions		307,289	705,249	220,094
Total, finance cost		18,457	21,962	21,464
Total, others		(17,942)	(660,234)	(19,268)
Total		¥ 1,359,637	¥ 2,013,944	¥ 2,325,502